Impairment tests	12 Months Ended
Dec. 31, 2022
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Impairment tests
Note 5. Impairment tests
Accounting policy
Amortizable intangible assets, depreciable tangible assets and right-of-use are tested for impairment when there is an indicator of impairment. Impairment tests involve comparing the carrying amount of cash-generating units with their recoverable amount. The recoverable amount of an asset is the higher of (i) its fair value less costs to sell and (ii) its value in use. If the recoverable amount of any asset is below its carrying amount, an impairment loss is recognized to reduce the carrying amount to the recoverable amount.
Our cash-generating units (“CGUs”) correspond to the operating/reportable segments: Therapeutics and Plants. Plants CGU is classified as held for sale as of December 31, 2022.

Results of impairment test
No
 indicator of impairment has been identified for any intangible or tangible assets in either of the CGUs for the years ended December 31, 2020, 2021 or 2022.
As Calyxt is classified as a disposal group of assets as of December 31, 2022, Calyxt’s assets and liabilities have been measured at the lower of their carrying amount and their fair value less costs to sell. The underlying value of Calyxt from the reverse merger with Cibus being higher than the carrying value of Calyxt’s net assets, no impairment loss has been recognized in connection with this remeasurement.